Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.82662%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,731,742.53

Principal:
Principal Collections	$27,334,029.03
Prepayments in Full	$13,514,070.29
Liquidation Proceeds	$184,874.28
Recoveries	$5,619.11
Sub Total	$41,038,592.71
Collections	$44,770,335.24

Purchase Amounts:
Purchase Amounts Related to Principal	$65,838.61
Purchase Amounts Related to Interest	$211.31
Sub Total	$66,049.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,836,385.16

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,836,385.16
Servicing Fee	$956,247.39	$956,247.39	$0.00	$0.00	$43,880,137.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,880,137.77
Interest - Class A-2a Notes	$1,183,341.43	$1,183,341.43	$0.00	$0.00	$42,696,796.34
Interest - Class A-2b Notes	$729,605.35	$729,605.35	$0.00	$0.00	$41,967,190.99
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$39,945,531.16
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$39,614,281.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,614,281.16
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$39,417,539.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,417,539.16
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$39,275,957.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,275,957.49
Regular Principal Payment	$53,344,915.64	$39,275,957.49	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$44,836,385.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,275,957.49
Total					$39,275,957.49

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$25,624,844.84	$85.32	$1,183,341.43	$3.94	$26,808,186.27	$89.26
Class A-2b Notes	$13,651,112.65	$85.32	$729,605.35	$4.56	$14,380,718.00	$89.88
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$39,275,957.49	$29.85	$4,604,180.28	$3.50	$43,880,137.77	$33.35

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$264,433,839.98	0.8804483	$238,808,995.14	0.7951288
Class A-2b Notes	$140,871,726.71	0.8804483	$127,220,614.06	0.7951288
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,006,425,566.69	0.7648889	$967,149,609.20	0.7350390

Pool Information
Weighted Average APR	3.828%	3.843%
Weighted Average Remaining Term	49.06	48.29
Number of Receivables Outstanding	39,241	38,398
Pool Balance	$1,147,496,863.91	$1,106,091,975.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,028,647,595.23	$992,040,447.55
Pool Factor	0.7799305	0.7517884

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$114,051,527.62
Targeted Overcollateralization Amount	$153,011,324.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$138,942,365.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$306,076.53
(Recoveries)		8	$5,619.11
Net Loss for Current Collection Period			$300,457.42
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3142%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2125%
Second Prior Collection Period			0.2258%
Prior Collection Period			0.3915%
Current Collection Period			0.3200%
Four Month Average (Current and Prior Three Collection Periods)			0.2874%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		486	$1,364,025.33
(Cumulative Recoveries)			$32,246.11
Cumulative Net Loss for All Collection Periods			$1,331,779.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0905%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,806.64
Average Net Loss for Receivables that have experienced a Realized Loss			$2,740.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.58%	186	$6,395,531.40
61-90 Days Delinquent	0.11%	30	$1,244,862.70
91-120 Days Delinquent	0.01%	4	$152,114.07
Over 120 Days Delinquent	0.01%	3	$111,876.80
Total Delinquent Receivables	0.71%	223	$7,904,384.97

Repossession Inventory:
Repossessed in the Current Collection Period		14	$572,507.64
Total Repossessed Inventory		23	$932,262.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0647%
Prior Collection Period			0.0917%
Current Collection Period			0.0964%
Three Month Average			0.0843%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1364%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	8

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	112	$4,631,879.44
2 Months Extended	131	$5,100,612.88
3+ Months Extended	14	$625,522.30

Total Receivables Extended	257	$10,358,014.62
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer